INTANGIBLE ASSETS AND GOODWILL - Key Assumptions of Goodwill Impairment (Details) - Goodwill	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period of business plan used in cash flows estimate of value in use	4 years	4 years
Period of cash flows used in long-term growth estimate of value in use	75 years	75 years
Conventional Pipelines
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Pre-tax discount rate	7.68%
Adjusted inflation rate	1.48%
Increase in pre-tax discount rate	8.39%
Oil Sands & Heavy Oil
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Pre-tax discount rate	7.81%
Adjusted inflation rate	0.81%
Increase in pre-tax discount rate	2.09%
Gas Services
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Pre-tax discount rate	7.17%
Adjusted inflation rate	1.25%
Increase in pre-tax discount rate	3.94%
Midstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Pre-tax discount rate	8.20%
Adjusted inflation rate	1.80%
Increase in pre-tax discount rate	2.30%